Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Cash and cash equivalents [abstract]
Cash on hand and petty cash	$ 450		$ 450
Checking accounts and demand deposits	1,621,382		1,194,923
Time deposits	13,237,071		14,023,666
Cash and cash equivalents	$ 14,858,903	$ 473,666	$ 15,219,039